BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
BUSINESS COMBINATIONS	Business Combinations

Westfield Bancorp, Inc.
On November 1, 2025, First Financial Bancorp acquired Westfield Bancorp, Inc., an Ohio corporation. Upon completion of the transaction, Westfield Bank, FSB, a federal savings bank, and a wholly owned subsidiary of Westfield Bancorp, merged into First Financial Bank. Pursuant to the Purchase Agreement, First Financial acquired all of the issued and outstanding equity securities of Westfield Bancorp in exchange for a cash payment of $260.0 million and 2,753,094 shares of First Financial common stock, equal to $64.4 million based on First Financial's stock price on the date the transaction, for a total purchase price of $324.4 million. This acquisition supplements First Financial’s existing commercial banking and wealth management presence in Northeast Ohio by adding all of Westfield’s retail banking locations and its commercial lending, insurance agency lending and private banking services. Operating results from the Westfield acquisition have been included in the Consolidated Statements of Income since the acquisition date.

The Westfield transaction was accounted for using the acquisition method of accounting and accordingly, assets acquired, liabilities assumed and consideration exchanged were recorded at estimated fair value on the acquisition date in accordance with FASB ASC Topic 805, Business Combinations. The fair value measurements of assets acquired and liabilities assumed were $2.1 billion and $1.9 billion, respectively. Acquisition accounting adjustments are considered preliminary at December 31, 2025. These present value measurements are subject to refinement for up to one year after the closing date of the acquisition as additional information relative to closing date fair values become available, and the measurement period ends in November 2026.

Goodwill arising from the Westfield acquisition was $91.9 million and reflects the additional revenue growth expected with the Company's expansion into the insurance premium financing business. The goodwill arising from the Westfield acquisition is nondeductible for income tax purposes.  For further detail, see Note 10 – Goodwill and Other Intangible Assets.

The fair value of PCD assets was $27.4 million on the date of the acquisition. The gross contractual amounts receivable relating to the PCD assets was $32.0 million. The Company estimates, on the date of acquisition, that $3.0 million of the contractual cash flows specific to the PCD assets will not be collected.

First Financial incurred $5.8 million of expenses related to the Westfield acquisition for the year ended December 31, 2025.
The following table provides the purchase price calculation as of the acquisition date, identifiable assets purchased and liabilities assumed at their estimated fair value for the Westfield acquisition.

(Dollars in thousands)	Westfield
Purchase consideration
Cash consideration	$260,000
Stock consideration	64,450
Total purchase consideration	324,450

Assets acquired
Cash	72,814
Investment securities available-for-sale	301,007
Other investments	25,491
Loan, net of ACL	1,571,573
Premises and equipment	6,026
Core deposit intangible	47,065
Other intangible assets	1,105
Other assets	103,646
Total assets acquired	2,128,727

Liabilities assumed
Deposits	1,790,524
FHLB advances	80,000
Long-term borrowings	1,920
Other liabilities	23,701
Total liabilities assumed	1,896,145

Net identifiable assets	232,582
Goodwill	$91,868

Agile Premium Finance
On February 29, 2024, First Financial acquired Agile Premium Finance for $96.9 million in an all cash transaction. Agile originates commercial loans for the payment of annual property and casualty insurance for businesses. The loans are secured by the unearned premium of the policies and have an average term of approximately ten months. Upon completion of the transaction, Agile became a division of the Bank and continues to operate as Agile Premium Finance, taking advantage of its existing brand recognition within the insurance premium financing industry. Operating results from the Agile acquisition have been included in the Consolidated Statements of Income since the acquisition date.

The Agile transaction was accounted for using the acquisition method of accounting and accordingly, assets acquired, liabilities assumed and consideration exchanged were recorded at estimated fair value on the acquisition date in accordance with FASB ASC Topic 805, Business Combinations. The fair value measurements of assets acquired and liabilities assumed were $97.8 million and $2.7 million, respectively. Acquisition accounting adjustments are considered final at December 31, 2025. Goodwill arising from the Agile acquisition was $1.8 million and reflects the additional revenue growth expected with the Company's expansion into the insurance premium financing business. First Financial incurred $0.1 million and $0.2 million of expenses related to the Agile acquisition for the years ended December 31, 2025 and December 31, 2024, respectively.

The goodwill arising from the Agile acquisition is deductible for income tax purposes.  For further detail, see Note 10 – Goodwill and Other Intangible Assets.
The following table provides the purchase price calculation as of the acquisition date, identifiable assets purchased and liabilities assumed at their estimated fair value for the Agile acquisition.

(Dollars in thousands)	Agile
Purchase consideration
Cash consideration	$96,887

Assets acquired
Commercial loans	93,353
Premises and equipment	651
Other intangible assets	3,797
Total assets acquired	97,801

Liabilities assumed
Other liabilities	2,702
Total liabilities assumed	2,702

Net identifiable assets	95,099
Goodwill	$1,788

BankFinancial Corporation (unaudited)
In August 2025, the Company entered into an Agreement and Plan of Merger with BankFinancial Corporation, a Maryland corporation. The transaction was completed subsequent to the end of the year, effective January 1, 2026, at which time BankFinancial, National Association, a national banking association, and a wholly owned subsidiary of BankFinancial Corporation, merged into First Financial Bank. Pursuant to the merger agreement, each share of BankFinancial Corporation common stock was converted into 0.48 shares of First Financial common stock, or 5,980,878 total shares, valuing the transaction at $149.6 million based on the closing price of First Financial stock at December 31, 2025.

As of December 31, 2025, BankFinancial Corporation operated 17 full-service banking offices and had, on an unaudited basis, approximately $1.4 billion of total assets, $700.2 million of total loans and $1.2 billion of total deposits.

This acquisition expands First Financial’s presence in the Chicago market with a strong core deposit franchise while supplementing its existing commercial banking and wealth management lines of business.

Given the transaction closed subsequent to December 31, 2025, the BankFinancial acquisition had no impact on First Financial's Consolidated Financial Statements as presented in this Annual Report on Form 10-K.